Loss on impairment of investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of impairment on marketable securities and investments
We have recognized the following impairment of our investments in associated companies in the Consolidated Statements of Operations within "Loss on impairment of investments".

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Impairments of Investment in associated companies and joint ventures
Seadrill Partners - Direct ownership investments	47	248	—	—
Seadrill Partners - Seadrill member interest and IDRs	—	54	—	—
Total impairment of investments in associated companies and joint ventures	47	302	—	—
Our share in results of our associated companies (net of tax) were as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Direct ownership interests	(75)	(107)	(82)	77
Seadrill Partners - Subordinated units	—	(17)	(20)	22
Seabras Sapura	20	29	24	46
SeaMex	(22)	(19)	(12)	4
Sonadrill	(2)	(1)	—	—
Gulfdrill	2	—	—	—
Total share in results from associated companies (net of tax)	(77)	(115)	(90)	149